Deferred Drydocking Costs, net (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Drydocking Costs, net [Abstract]
Deferred Drydocking Costs, net
The movement in “Deferred drydocking costs, net”, between the periods presented in the accompanying consolidated balance sheets is analyzed as follows:

Deferred drydocking costs, net
Balance, January 1, 2022	$1,057
Amortization	(360)
Balance, December 31, 2022	$697
Amortization	(357)
Balance, December 31, 2023	$340
Additions	903
Amortization / write-off	(512)
Balance, December 31, 2024	$731